Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31,	2024	2023
Accruals	4,902	3,931
Trade	1,005	1,075
Joint Operations Payable	110	75
Employee Long-Term Incentives	132	284
Interest	72	69
Provisions for Onerous and Unfavourable Contracts	11	18
Other	10	28
	6,242	5,480